Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	17,000,000	16,634,861
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	4,478,000	4,843,139
Common stock, shares outstanding	4,478,000	4,843,139
Excluding shares subject to possible redemption		17,000,000
Ordinary shares subject to possible redemption		16,634,861